Deposits - Summary of Deposits (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Deposits from customers [abstract]
Non-interest-bearing demand deposits		¥ 31,406,231	¥ 32,935,364
Interest-bearing demand deposits		83,600,262	80,370,602
Deposits at notice		17,580,666	14,655,807
Time deposits		42,142,744	34,482,582
Negotiable certificates of deposit		15,667,132	17,175,392
Others	[1]	11,533,392	10,402,995
Total deposits		¥ 201,930,427	¥ 190,022,742

[1]	Others include, among other items, foreign currency deposits in domestic offices and Japanese yen accounts held by foreign depositors in domestic offices.